Impairment Testing of Goodwill - Summary of Carrying Amount of Goodwill Allocated to Cash Generating Unit (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Total carrying amount of goodwill	$ 17,373,413	$ 15,950,624	$ 17,411,685	$ 17,037,297